Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets
	December 31, 2021			December 31, 2020
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$406,578	$(279,037)	$127,541	$357,863	$(260,123)	$97,740
Patents	16,220	(8,503)	7,717	17,699	(8,487)	9,212
Trademarks and trade names	26,055	(22,241)	3,814	26,036	(21,114)	4,922
Customer relationships	100,731	(87,559)	13,172	101,107	(81,413)	19,695
Capitalized software development costs	7,410	(7,410)	-	7,410	(7,410)	-

	$556,994	$(404,750)	$152,244	$510,115	$(378,547)	$131,569

Schedule of estimated amortization expense relating to intangible assets
Estimated amortization expenses
Year ending December 31,	(U.S. $ in thousands)
2022	36,626
2023	22,106
2024	18,188
2025	15,600
2026	15,517
2027 and thereafter	44,207
Total	152,244